Related Parties	12 Months Ended
Dec. 31, 2013
Related Parties [Abstract]
RELATED PARTIES
15.	RELATED PARTIES

At December 31, 2013 and 2012, the Company had outstanding the following loans from related parties:

	December 31,
	2013	2012

Promissory notes, 30% interest, maturing in June 2013, unsecured	$3,925,000	$350,000
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694
Owner of IPC, unsecured, 15% interest, due on demand	100,000
Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	5,607	19,402
	4,136,301	475,096
Less: current portion of debt	(4,030,607)	(378,102)
Long-term portion of notes payable, related parties	$105,694	$96,994

The interest expense associated with the related-party notes payable in the years ended December 31, 2013 and 2012 amounted to $1,046,280 and $83,609, respectively.

Related Party Promissory Note Payable

On July 5, 2011, the Company entered into a definitive master funding agreement with MMD Genesis LLC (“MMD Genesis”), a company the three principals of  which are the Company’s Chairman of the Board and Chief Executive Officer, Mark Munro, one of the Company’s directors, Mark F. Durfee, and Douglas Shooker, the principal of Forward Investments LLC, the beneficial owner of more than 5% of the Company’s common stock.  Pursuant to the master funding agreement, MMD Genesis has made loans to us from time to time to fund certain of our working capital requirements and a portion of the cash purchase prices of the Company’s business acquisitions. All such loans originally bore interest at the rate of 2.5% per month and matured on June 30, 2014. At December 31, 2013 and 2012, the Company had outstanding loans from MMD Genesis in the aggregate principal amount of $3,925,000 and $350,000, respectively, were outstanding.

On January 1, 2014, the outstanding principal amount of the loans from MMD Genesis in the amount of $3,925,000, and accrued interest thereon in the amount of $963,746, was restructured and, in lieu thereof, the Company issued to the principals of MMD Genesis LLC or their designees the following notes:

·	a note issued to Mark Munro 1996 Charitable Remainder UniTrust in the principal amount of $275,000 that bears interest at the rate of 12% per annum and matures on March 31, 2016;

·	a note issued to CamaPlan FBO Mark Munro IRA in the principal amount of $346,904 that bears interest at the rate of 12% per annum and matures on March 31, 2016;

·	a note issued to 1112 Third Avenue Corp., a company controlled by Mark Munro, in the principal amount of $375,000 that bears interest at the rate of 12% per annum and matures on March 31, 2016;

·	a note issued to Mark Munro in the principal amount of $737,000 that bears interest at the rate of 12% per annum and matures on March 31, 2016;

·	a note issued to Pascack Road, LLC, a company controlled by Mark Durfee, in the principal amount of $1,575,000 that bears interest at the rate of 12% per annum and matures on March 31, 2016;

·
a note issued to Forward Investments, LLC in the principal amount of $650,000 that bears interest at the rate of 10% per annum, matures on June 30, 2015 and is convertible into shares of the Company’s common stock at an initial conversion price of $6.36 per share; and

·
a note issued to Forward Investments, LLC in the principal amount of $2,825,000 that bears interest at the rate of 2% per annum, matures on June 30, 2015 and is convertible into shares of the Company’s common stock at an initial conversion price of $6.36 per share, and reflects certain penalties and consulting fees of $1,000,000 which were incurred and outstanding as of December 31, 2013.

On February 4, 2014 and March 28, 2014, Forward Investments, LLC made loans to the Company for working capital purposes in the amounts of $1.8 million and $1.2 million, respectively.  Such loans are evidenced by promissory notes that bear interest at the rate of 10% per annum, mature on June 30, 2015 and are convertible into shares of the Company’s common stock at an initial conversion price of $6.36 per share.

Series B Preferred Stock Financing

Between July 2011 and December 2012, the Company sold an aggregate of 37,500 shares of its Series B Preferred Stock at for an aggregate purchase price of $2,216,760 to certain of the Company’s existing stockholders that qualified as “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Forward Investment LLC, which owns more than 5% of the Company’s outstanding capital stock, purchased 13,615 shares for a purchase price of $825,000.  Mark Munro 1996 Charitable Remainder Trust, which owns more than 5% of the Company’s outstanding capital stock, purchased 1,051 shares for a purchase price of $100,000.  Additionally, the Company’s Chief Executive Officer, Mark Munro, purchased 7,902 shares for a purchase price of $469,460, Charles Miller, a director of the Company, purchased 263 shares for a purchase price of $25,000 and Mark Durfee, a director of the Company, purchased 12,564 shares for a purchase price of $725,000.

Series C Preferred Stock Financing

Between January 2012 and July 2012, the Company sold an aggregate of 1,500 shares of its Series C Preferred Stock at $1,000 per share for an aggregate purchase price of $1,500,000.  These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 75 shares for a purchase price of $75,000 and Neal Oristano, a director of the Company, purchased 50 shares for a purchase price of $50,000.

Series E Preferred Stock Financing

Between September 2012 and January 2013, the Company sold an aggregate of 2,725 shares of its Series E Preferred Stock at $1,000 per share for an aggregate purchase price of $2,725,000. These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Charles K. Miller, a director of the Company, purchased 25 shares for a purchase price of $25,000.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 25 shares for a purchase price of $25,000.